UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-06650

LORD ABBETT RESEARCH FUND, INC.
(Exact name of Registrant as specified in charter)

90 Hudson Street, Jersey City, NJ 07302
(Address of principal executive offices) (Zip code)

Thomas R. Phillips, Esq., Vice President & Assistant Secretary
90 Hudson Street, Jersey City, NJ 07302
(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 201-6984

Date of fiscal year end: 11/30

Date of reporting period: 2/29/12

Item 1: Schedule of Investments.

Schedule of Investments (unaudited)
LORD ABBETT RESEARCH FUND, INC. - CAPITAL STRUCTURE FUND February 29, 2012

Investments	Shares (000)	Fair Value

LONG-TERM INVESTMENTS 98.46%

COMMON STOCKS 57.84%

Aerospace & Defense 1.09%
DigitalGlobe, Inc.*	35	$538,300
GeoEye, Inc.*	38	760,125
Hexcel Corp.*	290	7,328,300
United Technologies Corp.	40	3,379,961

Total		12,006,686

Airlines 0.30%
United Continental Holdings, Inc.*	158	3,252,375

Auto Components 0.56%
Cooper-Standard Holdings, Inc.*	135	6,176,250

Automobiles 0.42%
Honda Motor Co., Ltd. ADR	120	4,589,648

Beverages 0.53%
Coca-Cola Co. (The)	20	1,397,200
PepsiCo, Inc.	70	4,405,800

Total		5,803,000

Biotechnology 0.71%
Celgene Corp.*	85	6,232,625
Human Genome Sciences, Inc. *	200	1,576,000

Total		7,808,625

Capital Markets 0.76%
Franklin Resources, Inc.	30	3,536,700
State Street Corp.	40	1,689,200
T. Rowe Price Group, Inc.	50	3,079,500

Total		8,305,400

Chemicals 2.83%
Celanese Corp. Series A	53	2,521,210
CF Industries Holdings, Inc.	15	2,790,000
Dow Chemical Co. (The)	90	3,015,900
LyondellBasell Industries NV Class A (Netherlands)(a)	150	6,477,000
Monsanto Co.	70	5,416,600
Mosaic Co. (The)	40	2,310,000
Rockwood Holdings, Inc.*	160	8,520,000

Total		31,050,710

Commercial Banks 2.83%
Huntington Bancshares, Inc.	350	2,045,750
PNC Financial Services Group, Inc. (The)	55	3,273,600

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT RESEARCH FUND, INC. - CAPITAL STRUCTURE FUND February 29, 2012

Investments	Shares (000)	Fair Value

Commercial Banks (continued)
Regions Financial Corp.	400	$2,304,000
U.S. Bancorp	300	8,820,000
Wells Fargo & Co.	400	12,516,000
Zions Bancorporation	115	2,185,000

Total		31,144,350

Communications Equipment 1.22%
Aruba Networks, Inc.*	220	4,749,800
QUALCOMM, Inc.	140	8,705,200

Total		13,455,000

Computers & Peripherals 2.55%
Apple, Inc.*	38	20,612,720
Fortinet, Inc.*	150	4,057,500
International Business Machines Corp.	17	3,344,410

Total		28,014,630

Consumer Finance 0.37%
Capital One Financial Corp.	80	4,048,000

Diversified Financial Services 1.85%
Bank of America Corp.	775	6,176,750
Fannie Mae*	182	57,637
JPMorgan Chase & Co.	360	14,126,400

Total		20,360,787

Diversified Telecommunication Services 2.37%
AT&T, Inc.	275	8,412,250
CenturyLink, Inc.	160	6,440,000
Verizon Communications, Inc.	200	7,622,000
Windstream Corp.	300	3,624,000

Total		26,098,250

Electric: Utilities 0.92%
UniSource Energy Corp.	275	10,117,250

Electrical Equipment 1.54%
A123 Systems, Inc.*	220	396,000
AMETEK, Inc.	45	2,142,000
Cooper Industries plc	27	1,652,940
Emerson Electric Co.	150	7,546,500
Rockwell Automation, Inc.	65	5,198,700

Total		16,936,140

Energy Equipment & Services 0.92%
Cameron International Corp.*	85	4,735,350

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT RESEARCH FUND, INC. - CAPITAL STRUCTURE FUND February 29, 2012

Investments	Shares (000)	Fair Value

Energy Equipment & Services (continued)
Schlumberger Ltd.	70	$5,432,700

Total		10,168,050

Food & Staples Retailing 1.80%
CVS Caremark Corp.	115	5,186,500
Ingles Markets, Inc. Class A	370	6,611,900
Wal-Mart Stores, Inc.	135	7,975,800

Total		19,774,200

Food Products 0.90%
Archer-Daniels-Midland Co.	25	780,000
H.J. Heinz Co.	50	2,635,500
Kellogg Co.	40	2,094,000
Kraft Foods, Inc. Class A	115	4,378,050

Total		9,887,550

Hotels, Restaurants & Leisure 1.80%
Marriott International, Inc. Class A	120	4,233,600
McDonald’s Corp.	110	10,920,800
Starwood Hotels & Resorts Worldwide, Inc.	85	4,581,500

Total		19,735,900

Household Products 0.83%
Procter & Gamble Co. (The)	135	9,115,200

Industrial Conglomerates 0.45%
General Electric Co.	260	4,953,000

Information Technology Services 0.52%
SAIC, Inc.*	465	5,682,300

Insurance 0.67%
MetLife, Inc.	190	7,324,500

Internet Software & Services 0.56%
Google, Inc. Class A*	10	6,182,500

Machinery 2.50%
Actuant Corp. Class A	240	6,760,800
Caterpillar, Inc.	25	2,855,250
Danaher Corp.	160	8,452,800
Dover Corp.	42	2,688,840
Pall Corp.	57	3,616,650
Snap-on, Inc.	50	3,056,500

Total		27,430,840

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT RESEARCH FUND, INC. - CAPITAL STRUCTURE FUND February 29, 2012

Investments	Shares (000)	Fair Value

Media 2.08%
Belo Corp. Class A	250	$1,792,500
Charter Communications, Inc. Class A*	27	1,712,070
Comcast Corp. Class A	90	2,644,200
Interpublic Group of Cos., Inc. (The)	335	3,926,200
Omnicom Group, Inc.	65	3,213,600
Time Warner, Inc.	100	3,721,000
Walt Disney Co. (The)	140	5,878,600

Total		22,888,170

Metals & Mining 0.48%
Barrick Gold Corp. (Canada)(a)	60	2,863,800
Cliffs Natural Resources, Inc.	20	1,269,600
Titanium Metals Corp.	75	1,099,500

Total		5,232,900

Multi-Line Retail 1.06%
Kohl’s Corp.	80	3,974,400
Target Corp.	135	7,653,150

Total		11,627,550

Oil, Gas & Consumable Fuels 8.99%
Chevron Corp.	230	25,097,600
ConocoPhillips	300	22,965,000
Continental Resources, Inc.*	60	5,440,800
EOG Resources, Inc.	83	9,450,380
Exxon Mobil Corp.	235	20,327,500
Marathon Oil Corp.	120	4,066,800
Petroleo Brasileiro SA ADR	196	5,581,191
Whiting Petroleum Corp.*	100	5,864,000

Total		98,793,271

Pharmaceuticals 4.91%
Bristol-Myers Squibb Co.	100	3,217,000
Johnson & Johnson	165	10,738,200
Merck & Co., Inc.	110	4,198,700
Mylan, Inc.*	650	15,236,000
Pfizer, Inc.	635	13,398,500
Teva Pharmaceutical Industries Ltd. ADR	161	7,215,217

Total		54,003,617

Real Estate Investment Trusts 0.63%
Equity Residential	35	1,991,150
Plum Creek Timber Co., Inc.	125	4,895,000

Total		6,886,150

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT RESEARCH FUND, INC. - CAPITAL STRUCTURE FUND February 29, 2012

Investments			Shares (000)	Fair Value

Road & Rail 0.57%
Union Pacific Corp.			57	$6,284,250

Semiconductors & Semiconductor Equipment 1.07%
Broadcom Corp. Class A*			100	3,715,000
Intel Corp.			230	6,182,400
PMC-Sierra, Inc.*			275	1,889,250

Total				11,786,650

Software 5.50%
Adobe Systems, Inc.*			150	4,933,500
Check Point Software Technologies Ltd. (Israel)*(a)			45	2,617,200
Citrix Systems, Inc.*			38	2,840,120
Informatica Corp.*			80	3,932,800
Microsoft Corp.			545	17,298,300
Nuance Communications, Inc.*			220	5,702,400
Oracle Corp.			250	7,317,500
Sourcefire, Inc.*			140	6,302,800
Synchronoss Technologies, Inc.*			150	5,019,000
Websense, Inc.*			250	4,502,500

Total				60,466,120

Specialty Retail 0.35%
Home Depot, Inc. (The)			80	3,805,600

Wireless Telecommunication Services 0.40%
China Mobile Ltd. ADR			84	4,436,937

Total Common Stocks (cost $509,488,288)				635,632,356

	Exercise Price	Expiration Date

CONTINGENT VALUE RIGHT 0.00%

Pharmaceuticals
Sanofi*
(cost $94,160)	—(b)	12/31/2020	40	52,000

	Interest Rate	Maturity Date	Principal Amount (000)

CONVERTIBLE BONDS 7.06%

Automobiles 0.40%
Ford Motor Co.	4.25%	11/15/2016	$2,750	4,386,250

Biotechnology 1.54%
BioMarin Pharmaceutical, Inc.	1.875%	4/23/2017	2,000	3,715,000
Gilead Sciences, Inc.	0.625%	5/1/2013	8,500	10,795,000

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT RESEARCH FUND, INC. - CAPITAL STRUCTURE FUND February 29, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Biotechnology (continued)
Vertex Pharmaceuticals, Inc.	3.35%	10/1/2015	$2,150	$2,429,500

Total				16,939,500

Computers & Peripherals 1.23%
EMC Corp.	1.75%	12/1/2013	3,700	6,521,250
NetApp, Inc.	1.75%	6/1/2013	3,000	4,267,500
SanDisk Corp.	1.50%	8/15/2017	2,300	2,765,750

Total				13,554,500

Electrical Equipment 0.64%
Roper Industries, Inc.	Zero Coupon	1/15/2034	6,150	7,034,063

Health Care Providers & Services 0.61%
Five Star Quality Care, Inc.	3.75%	10/15/2026	7,025	6,682,531

Information Technology Services 0.22%
CACI International, Inc.	2.125%	5/1/2014	2,000	2,425,000

Metals & Mining 0.63%
Newmont Mining Corp.	1.25%	7/15/2014	5,000	6,925,000

Semiconductors & Semiconductor Equipment 1.08%
Intel Corp.	2.95%	12/15/2035	4,500	5,191,875
SunPower Corp.	4.50%	3/15/2015	1,925	1,751,750
Xilinx, Inc.	2.625%	6/15/2017	3,500	4,873,750

Total				11,817,375

Software 0.38%
Symantec Corp.	1.00%	6/15/2013	3,750	4,200,000

Wireless Telecommunication Services 0.33%
SBA Communications Corp.	4.00%	10/1/2014	2,175	3,586,031

Total Convertible Bonds (cost $71,312,325)				77,550,250

			Shares (000)

CONVERTIBLE PREFERRED STOCKS 5.73%

Auto Components 0.07%
Cooper-Standard Holdings, Inc. PIK	7.00%		4	776,000

Automobiles 0.29%
General Motors Co.	4.75%		74	3,137,715

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT RESEARCH FUND, INC. - CAPITAL STRUCTURE FUND February 29, 2012

Investments	Interest Rate		Shares (000)	Fair Value

Capital Markets 0.93%
AMG Capital Trust I	5.10%		200	$10,237,500

Commercial Banks 0.95%
Fifth Third Bancorp	8.50%		40	5,760,000
Wells Fargo & Co.	7.50%		4	4,670,750

Total				10,430,750

Communications Equipment 0.07%
Lucent Technologies Capital Trust I	7.75%		1	819,000

Diversified Financial Services 0.31%
Citigroup, Inc.	7.50%		35	3,466,750

Electric: Utilities 0.78%
NextEra Energy, Inc.	8.375%		150	7,525,500
PPL Corp.	8.75%		20	1,074,600

Total				8,600,100

Food Products 0.68%
Bunge Ltd.	4.875%		75	7,481,250

Insurance 0.68%
Hartford Financial Services Group, Inc. (The)	7.25%		135	3,017,250
MetLife, Inc.	5.00%		61	4,415,790

Total				7,433,040

Oil, Gas & Consumable Fuels 0.97%
Apache Corp.	6.00%		175	10,620,750

Total Convertible Preferred Stocks (cost $58,975,207)				63,002,855

		Maturity Date	Principal Amount (000)

FLOATING RATE LOAN(c) 0.22%

Software
Nuance Communications, Inc. Term Loan C (cost $2,379,166)	3.25%	3/31/2016	$2,462	2,466,487

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT RESEARCH FUND, INC. - CAPITAL STRUCTURE FUND February 29, 2012

Investments	Shares (000)	Fair Value

FOREIGN COMMON STOCKS(d) 4.18%

France 0.62%

Automobiles 0.31%
Renault SA	63	$3,350,502

Electrical Equipment 0.31%
Alstom SA	79	3,419,091

Total France		6,769,593

Germany 0.98%

Air Freight & Logistics 0.34%
Deutsche Post AG Registered Shares	213	3,749,770

Household Products 0.35%
Henkel KGaA	70	3,833,589

Software 0.29%
SAP AG	47	3,157,569

Total Germany		10,740,928

Norway 0.50%

Commercial Banks
DnB NOR ASA	432	5,545,497

Switzerland 1.39%

Chemicals 0.33%
Syngenta AG Registered Shares *	11	3,699,972

Food Products 0.38%
Nestle SA Registered Shares	68	4,157,066

Pharmaceuticals 0.68%
Roche Holding Ltd. AG	43	7,457,008

Total Switzerland		15,314,046

United Kingdom 0.69%

Metals & Mining
Anglo American plc	96	4,049,816
Vedanta Resources plc	154	3,531,806

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT RESEARCH FUND, INC. - CAPITAL STRUCTURE FUND February 29, 2012

Investments				Fair Value

United Kingdom (continued)

Total United Kingdom				$7,581,622

Total Foreign Common Stocks (cost $42,513,530)				45,951,686

	Interest Rate	Maturity Date	Principal Amount (000)

HIGH YIELD CORPORATE BONDS 23.37%

Airlines 0.30%
United Airlines, Inc.†	9.875%	8/1/2013	$3,150	3,331,125

Automobiles 0.49%
Chrysler Group LLC/CG Co-Issuer, Inc.	8.25%	6/15/2021	2,500	2,537,500
TRW Automotive, Inc.†	8.875%	12/1/2017	2,500	2,793,750

Total				5,331,250

Capital Markets 0.94%
Nuveen Investments, Inc.	10.50%	11/15/2015	7,000	7,350,000
Raymond James Financial, Inc.	8.60%	8/15/2019	2,500	2,917,885

Total				10,267,885

Chemicals 0.80%
Chemtura Corp.	7.875%	9/1/2018	2,000	2,160,000
INEOS Finance plc (United Kingdom)†(a)	8.375%	2/15/2019	900	958,500
INEOS Group Holdings Ltd. (United Kingdom)†(a)	8.50%	2/15/2016	2,125	1,949,687
Polymer Group, Inc.	7.75%	2/1/2019	3,500	3,762,500

Total				8,830,687

Commercial Banks 0.50%
SVB Financial Group	5.375%	9/15/2020	1,625	1,757,051
Zions Bancorporation	7.75%	9/23/2014	3,500	3,748,195

Total				5,505,246

Commercial Services & Supplies 0.87%
First Data Corp.†	8.25%	1/15/2021	2,500	2,431,250
First Data Corp.	12.625%	1/15/2021	1,349	1,423,195
International Lease Finance Corp.	6.25%	5/15/2019	925	939,167
International Lease Finance Corp.	8.25%	12/15/2020	650	726,383
International Lease Finance Corp.	8.75%	3/15/2017	2,200	2,491,500
Iron Mountain, Inc.	7.75%	10/1/2019	1,375	1,526,250

Total				9,537,745

Communications Equipment 0.68%
Brocade Communications Systems, Inc.	6.625%	1/15/2018	3,500	3,701,250
Brocade Communications Systems, Inc.	6.875%	1/15/2020	1,500	1,683,750

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT RESEARCH FUND, INC. - CAPITAL STRUCTURE FUND February 29, 2012

Investments	Interest Rate	Maturity Date		Principal Amount (000)	Fair Value

Communications Equipment (continued)

CommScope, Inc.†	8.25%	1/15/2019		$2,000	$2,115,000

Total					7,500,000

Construction Materials 0.12%
New Enterprise Stone & Lime Co., Inc.	11.00%	9/1/2018		1,500	1,275,000

Containers & Packaging 1.29%
AEP Industries, Inc.	8.25%	4/15/2019		3,000	3,210,000
Ardagh Packaging Finance plc (Ireland)†(a)	9.125%	10/15/2020		1,350	1,434,375
Crown Cork & Seal Co., Inc.	7.375%	12/15/2026		6,000	6,390,000
Rock-Tenn Co.†	4.90%	3/1/2022		300	305,881
Sealed Air Corp.	7.875%	6/15/2017		1,500	1,620,786
Sealed Air Corp.†	8.375%	9/15/2021		1,000	1,150,000

Total					14,111,042

Diversified Financial Services 1.50%
Capital One Capital VI	8.875%	5/15/2040		3,445	3,577,426
Goldman Sachs Group, Inc. (The)	5.75%	1/24/2022		2,100	2,196,199
New York City Industrial Development Agency†	11.00%	3/1/2029		2,800	3,538,668
RBS Global, Inc./Rexnord LLC	8.50%	5/1/2018		2,000	2,165,000
RBS Global, Inc./Rexnord LLC	11.75%	8/1/2016		3,850	4,109,875
Wachovia Capital Trust III	5.57%#	—	(e)	1,000	920,000

Total					16,507,168

Diversified Telecommunication Services 1.19%
Intelsat Luxembourg SA (Luxembourg)(a)	11.25%	2/4/2017		5,350	5,530,562
SBA Telecommunications, Inc.	8.25%	8/15/2019		2,500	2,762,500
UPCB Finance V Ltd.†	7.25%	11/15/2021		1,600	1,692,000
Windstream Corp.	7.00%	3/15/2019		3,000	3,120,000

Total					13,105,062

Electric: Utilities 0.08%
Texas Competitive Electric Holdings Co.
LLC/TCEH Finance, Inc.†	11.50%	10/1/2020		1,250	850,000

Electronic Equipment, Instruments & Components 0.23%
CPI International, Inc.	8.00%	2/15/2018		900	785,250
Sophia LP/Sophia Finance, Inc.†	9.75%	1/15/2019		1,650	1,782,000

Total					2,567,250

Energy Equipment & Services 0.09%
Dresser-Rand Group, Inc.†	6.50%	5/1/2021		975	1,026,188

Food Products 0.22%
Del Monte Corp.	7.625%	2/15/2019		2,000	2,015,000

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT RESEARCH FUND, INC. – CAPITAL STRUCTURE FUND February 29, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Food Products (continued)
Post Holdings, Inc.†	7.375%	2/15/2022	$410	$437,675

Total				2,452,675

Gas Utilities 0.17%
National Fuel Gas Co.	4.90%	12/1/2021	1,800	1,868,881

Health Care Equipment & Supplies 0.39%
Bausch & Lomb, Inc.	9.875%	11/1/2015	2,000	2,107,500
Biomet, Inc.	10.00%	10/15/2017	2,000	2,182,500

Total				4,290,000

Health Care Providers & Services 1.59%
Community Health Systems, Inc.†	8.00%	11/15/2019	1,200	1,278,000
HCA, Inc.	7.50%	2/15/2022	2,000	2,170,000
STHI Holding Corp.†	8.00%	3/15/2018	2,500	2,675,000
Tenet Healthcare Corp.	9.25%	2/1/2015	3,500	3,902,500
United Surgical Partners International, Inc. PIK	9.25%	5/1/2017	4,000	4,170,000
Vanguard Health Holding Co. II LLC/Vanguard Holding Co. II, Inc.	8.00%	2/1/2018	3,075	3,251,812

Total				17,447,312

Hotels, Restaurants & Leisure 0.90%
Caesar’s Entertainment Operating Co., Inc.	5.625%	6/1/2015	1,725	1,354,125
Hyatt Hotels Corp.†	5.75%	8/15/2015	3,000	3,253,170
Marina District Finance Co., Inc.	9.875%	8/15/2018	3,000	2,865,000
River Rock Entertainment Authority (The)	9.00%	11/1/2018	1,635	1,291,650
Station Casinos, Inc.(f)	6.50%	2/1/2014	4,000	400
Wyndham Worldwide Corp.	5.75%	2/1/2018	1,000	1,124,743

Total				9,889,088

Household Durables 0.08%
Armored AutoGroup, Inc.†	9.25%	11/1/2018	1,000	845,000

Independent Power Producers & Energy Traders 0.17%
Mirant Americas Generation LLC	9.125%	5/1/2031	2,000	1,820,000

Industrial Conglomerates 0.35%
Park-Ohio Industries, Inc.	8.125%	4/1/2021	3,700	3,792,500

Information Technology Services 0.76%
SunGard Data Systems, Inc.	10.25%	8/15/2015	8,000	8,380,000

Leisure Equipment & Products 0.30%
Speedway Motorsports, Inc.	8.75%	6/1/2016	3,000	3,303,750

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT RESEARCH FUND, INC. – CAPITAL STRUCTURE FUND February 29, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Machinery 0.20%
Kennametal, Inc.	3.875%	2/15/2022	$550	$553,237
Oshkosh Corp.	8.50%	3/1/2020	1,500	1,646,250

Total				2,199,487

Media 1.59%
Affinion Group, Inc.	11.50%	10/15/2015	4,000	3,770,000
AMC Networks, Inc.†	7.75%	7/15/2021	1,500	1,680,000
Cumulus Media, Inc.†	7.75%	5/1/2019	2,000	1,965,000
Gray Television, Inc.	10.50%	6/29/2015	1,500	1,591,875
Hughes Satellite Systems Corp.	7.625%	6/15/2021	3,500	3,815,000
Mediacom Communications Corp.	9.125%	8/15/2019	1,500	1,646,250
WMG Acquisition Corp.	9.50%	6/15/2016	1,000	1,110,000
WMG Acquisition Corp.†	11.50%	10/1/2018	1,750	1,868,125

Total				17,446,250

Metals & Mining 0.72%
Arch Coal, Inc.†	7.25%	6/15/2021	3,000	3,007,500
Mirabela Nickel Ltd. (Australia)†(a)	8.75%	4/15/2018	1,875	1,631,250
Noranda Aluminum Acquisition Corp. PIK	4.659%#	5/15/2015	3,406	3,295,178

Total				7,933,928

Multi-Utilities 0.37%
Black Hills Corp.	9.00%	5/15/2014	3,650	4,100,884

Oil, Gas & Consumable Fuels 4.08%
Antero Resources Finance Corp.†	7.25%	8/1/2019	1,500	1,590,000
Chaparral Energy, Inc.	8.25%	9/1/2021	4,950	5,519,250
Concho Resources, Inc.	7.00%	1/15/2021	1,500	1,695,000
CONSOL Energy, Inc.	8.25%	4/1/2020	1,500	1,642,500
Continental Resources, Inc.	8.25%	10/1/2019	5,000	5,637,500
El Paso Corp.	7.00%	6/15/2017	1,255	1,408,661
Energy Transfer Partners LP	5.20%	2/1/2022	350	377,480
Energy XXI Gulf Coast, Inc.	7.75%	6/15/2019	2,500	2,650,000
Forest Oil Corp.	7.25%	6/15/2019	2,000	2,025,000
IFM US Colonial Pipeline 2 LLC†	6.45%	5/1/2021	3,000	3,180,000
Kodiak Oil & Gas Corp.†	8.125%	12/1/2019	860	921,275
LINN Energy LLC/LINN Energy Finance Corp.	7.75%	2/1/2021	1,850	1,998,000
MEG Energy Corp. (Canada)†(a)	6.50%	3/15/2021	2,200	2,365,000
Oasis Petroleum, Inc.	6.50%	11/1/2021	900	931,500
Oasis Petroleum, Inc.	7.25%	2/1/2019	3,200	3,408,000
OGX Petroleo e Gas Participacoes SA (Brazil)†(a)	8.50%	6/1/2018	2,775	2,906,812
SM Energy Co.†	6.50%	11/15/2021	1,000	1,085,000
SM Energy Co.	6.625%	2/15/2019	3,000	3,232,500
Tennessee Gas Pipeline Co.	7.00%	10/15/2028	2,000	2,290,834

Total				44,864,312

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT RESEARCH FUND, INC. – CAPITAL STRUCTURE FUND February 29, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Personal Products 0.21%
Elizabeth Arden, Inc.	7.375%	3/15/2021	$2,150	$2,327,375

Real Estate Management & Development 0.16%
ProLogis	6.875%	3/15/2020	1,500	1,739,367

Road & Rail 0.30%
Florida East Coast Railway Corp.	8.125%	2/1/2017	2,600	2,639,000
Kansas City Southern de Mexico SA de CV (Mexico) (a)	6.125%	6/15/2021	625	681,250

Total				3,320,250

Semiconductors & Semiconductor Equipment 0.13%
Sensata Technologies BV (Netherlands)†(a)	6.50%	5/15/2019	1,300	1,381,250

Specialty Retail 0.55%
Brookstone Co., Inc.†	13.00%	10/15/2014	1,564	1,274,660
Limited Brands, Inc.	8.50%	6/15/2019	4,000	4,800,000

Total				6,074,660

Thrifts & Mortgage Finance 0.00%
Washington Mutual Bank(f)	6.875%	6/15/2011	4,350	14,138

Tobacco 0.13%
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Luxembourg SA†	9.25%	5/15/2018	1,375	1,388,750

Transportation Infrastructure 0.13%
Asciano Finance Ltd. (Australia)†(a)	4.625%	9/23/2020	1,500	1,471,224

Wireless Telecommunication Services 0.79%
Intelsat Jackson Holdings SA (Luxembourg)(a)	11.25%	6/15/2016	1,000	1,060,000
Sprint Capital Corp.	6.90%	5/1/2019	5,000	4,450,000
Wind Acquisition Finance SA (Italy)†(a)	11.75%	7/15/2017	3,100	3,193,000

Total				8,703,000

Total High Yield Corporate Bonds (cost $251,123,513)				256,799,729

			Shares (000)

PREFERRED STOCK 0.02%

Thrifts & Mortgage Finance
Fannie Mae*
(cost $3,071,479)	Zero Coupon		122	183,450

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)
LORD ABBETT RESEARCH FUND, INC. – CAPITAL STRUCTURE FUND February 29, 2012

Investments	Exercise Price	Expiration Date	Shares (000)	Fair Value

WARRANTS 0.04%

Auto Components 0.02%
Cooper-Standard Holdings, Inc.*	$ 27.33	11/27/2017	15	$292,260

Media 0.02%
Charter Communications, Inc. *	46.86	11/30/2014	9	190,645

Total Warrants (cost $175,119)				482,905

Total Long-Term Investments (cost $939,132,787)				1,082,121,718

			Principal Amount (000)

SHORT-TERM INVESTMENT 0.59%

Repurchase Agreement

Repurchase Agreement dated 2/29/2012, 0.01% due
3/1/2012 with Fixed Income Clearing Corp. collateralized
by $6,595,000 of Federal National Mortgage Assoc. at
0.50% due 9/6/2013; value: $6,611,488; proceeds:
$6,478,511
(cost $6,478,510)			$6,479	6,478,510

Total Investments in Securities 99.05% (cost $945,611,297)				1,088,600,228

Foreign Cash and Other Assets in Excess of Liabilities 0.95%				10,412,018

Net Assets 100.00%				$1,099,012,246

ADR	American Depositary Receipt.
PIK	Payment-in-kind.
*	Non-income producing security.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
#	Variable rate security. The interest rate represents the rate in effect at February 29, 2012.
(a)	Foreign security traded in U.S. dollars.
(b)	Contingent Value Right entitles the holder to receive cash payments if specified milestones are achieved.
(c)

Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate shown is the rate in effect at February 29, 2012.

(d)	Investment in non-U.S. dollar denominated securities.
(e)	Security is perpetual in nature and has no stated maturity.
(f)	Defaulted security.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)
LORD ABBETT RESEARCH FUND, INC. - CLASSIC STOCK FUND February 29, 2012

Investments	Shares	Fair Value (000)

COMMON STOCKS 96.23%

Aerospace & Defense 3.99%
Boeing Co. (The)	66,096	$4,954
Goodrich Corp.	63,700	8,024
Honeywell International, Inc.	118,500	7,059
Precision Castparts Corp.	42,000	7,032
United Technologies Corp.	116,800	9,796

Total		36,865

Automobiles 0.62%
Ford Motor Co.	465,500	5,763

Beverages 2.07%
Coca-Cola Co. (The)	116,800	8,160
PepsiCo, Inc.	174,200	10,964

Total		19,124

Biotechnology 0.77%
Celgene Corp.*	37,900	2,779
Gilead Sciences, Inc.*	51,424	2,340
Human Genome Sciences, Inc.*	254,700	2,007

Total		7,126

Capital Markets 3.16%
Franklin Resources, Inc.	13,600	1,603
Goldman Sachs Group, Inc. (The)	108,100	12,447
Morgan Stanley	307,100	5,694
State Street Corp.	49,400	2,086
T. Rowe Price Group, Inc.	119,200	7,341

Total		29,171

Chemicals 4.42%
Celanese Corp. Series A	128,200	6,098
CF Industries Holdings, Inc.	14,400	2,678
Dow Chemical Co. (The)	225,300	7,550
E.I. du Pont de Nemours & Co.	26,200	1,332
LyondellBasell Industries NV Class A (Netherlands)(a)	142,700	6,162
Monsanto Co.	96,345	7,455
Mosaic Co. (The)	132,200	7,635
Potash Corp. of Saskatchewan, Inc. (Canada)(a)	40,900	1,904

Total		40,814

Commercial Banks 4.46%
Fifth Third Bancorp	390,700	5,317
PNC Financial Services Group, Inc. (The)	118,300	7,041
Regions Financial Corp.	587,900	3,386
SunTrust Banks, Inc.	150,500	3,456
U.S. Bancorp	274,200	8,062

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT RESEARCH FUND, INC. - CLASSIC STOCK FUND February 29, 2012

Investments	Shares	Fair Value (000)

Commercial Banks (continued)
Wells Fargo & Co.	444,600	$13,912

Total		41,174

Communications Equipment 2.60%
Cisco Systems, Inc.	315,600	6,274
QUALCOMM, Inc.	284,700	17,703

Total		23,977

Computers & Peripherals 7.96%
Apple, Inc.*	96,600	52,400
Dell, Inc.*	466,900	8,077
EMC Corp.*	385,200	10,666
Hewlett-Packard Co.	92,751	2,348

Total		73,491

Construction & Engineering 0.65%
Fluor Corp.	99,500	6,018

Consumer Finance 1.22%
Capital One Financial Corp.	221,600	11,213

Diversified Financial Services 2.34%
Bank of America Corp.	437,948	3,490
Citigroup, Inc.	156,080	5,201
JPMorgan Chase & Co.	328,928	12,907

Total		21,598

Diversified Telecommunication Services 2.64%
AT&T, Inc.	314,702	9,627
CenturyLink, Inc.	165,300	6,653
Verizon Communications, Inc.	212,100	8,083

Total		24,363

Electric: Utilities 0.61%
NextEra Energy, Inc.	50,232	2,989
Progress Energy, Inc.	49,600	2,633

Total		5,622

Electrical Equipment 1.06%
Emerson Electric Co.	195,078	9,814

Electronic Equipment, Instruments & Components 0.32%
Corning, Inc.	227,803	2,971

Energy Equipment & Services 2.32%
National Oilwell Varco, Inc.	65,200	5,381
Schlumberger Ltd.	165,175	12,819
Weatherford International Ltd. (Switzerland)*(a)	199,400	3,187

Total		21,387

Food & Staples Retailing 1.06%
CVS Caremark Corp.	176,348	7,953

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT RESEARCH FUND, INC. - CLASSIC STOCK FUND February 29, 2012

Investments	Shares	Fair Value (000)

Food & Staples Retailing (continued)
Wal-Mart Stores, Inc.	31,200	$1,844

Total		9,797

Food Products 0.88%
Kellogg Co.	155,300	8,130

Health Care Equipment & Supplies 1.03%
Baxter International, Inc.	164,087	9,538

Health Care Providers & Services 2.72%
Express Scripts, Inc.*	227,500	12,133
UnitedHealth Group, Inc.	203,000	11,317
WellPoint, Inc.	25,500	1,673

Total		25,123

Health Care Technology 0.50%
SXC Health Solutions Corp.*	65,200	4,616

Hotels, Restaurants & Leisure 2.45%
Carnival Corp.	101,100	3,062
Hyatt Hotels Corp. Class A*	67,739	2,805
Marriott International, Inc.
Class A	93,978	3,316
MGM Resorts International*	518,100	7,134
Starwood Hotels & Resorts
Worldwide, Inc.	50,900	2,744
Wynn Resorts Ltd.	30,200	3,580

Total		22,641

Household Products 2.62%
Colgate-Palmolive Co.	89,555	8,345
Procter & Gamble Co. (The)	234,397	15,826

Total		24,171

Industrial Conglomerates 1.05%
General Electric Co.	507,400	9,666

Information Technology Services 0.54%
MasterCard, Inc. Class A	11,800	4,956

Insurance 1.93%
Chubb Corp. (The)	69,300	4,710
MetLife, Inc.	150,800	5,813
Prudential Financial, Inc.	118,500	7,247

Total		17,770

Internet & Catalog Retail 0.12%
Amazon.com, Inc.*	6,000	1,078

Internet Software & Services 2.72%
Google, Inc. Class A*	31,900	19,722

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT RESEARCH FUND, INC. - CLASSIC STOCK FUND February 29, 2012

Investments	Shares	Fair Value (000)

Internet Software & Services (continued)
Monster Worldwide, Inc. *	781,204	$5,422

Total		25,144

Machinery 2.20%
Caterpillar, Inc.	42,500	4,854
Dover Corp.	91,300	5,845
Eaton Corp.	66,000	3,444
PACCAR, Inc.	133,400	6,138

Total		20,281

Media 2.31%
Interpublic Group of Cos., Inc. (The)	811,200	9,507
Time Warner, Inc.	159,500	5,935
Walt Disney Co. (The)	140,437	5,897

Total		21,339

Metals & Mining 2.32%
Cliffs Natural Resources, Inc.	71,200	4,520
Freeport-McMoRan Copper & Gold, Inc.	191,530	8,151
Newmont Mining Corp.	37,100	2,204
Reliance Steel & Aluminum Co.	56,900	3,057
United States Steel Corp.	127,000	3,457

Total		21,389

Multi-Line Retail 0.67%
Macy’s, Inc.	74,400	2,825
Target Corp.	59,457	3,371

Total		6,196

Multi-Utilities 0.70%
Dominion Resources, Inc.	74,200	3,745
PG&E Corp.	64,800	2,701

Total		6,446

Oil, Gas & Consumable Fuels 10.44%
Anadarko Petroleum Corp.	107,300	9,026
Apache Corp.	52,400	5,655
Cabot Oil & Gas Corp.	66,500	2,319
Chevron Corp.	110,800	12,090
Continental Resources, Inc.*	52,600	4,770
Devon Energy Corp.	45,461	3,333
EOG Resources, Inc.	29,200	3,325
EQT Corp.	30,400	1,612
Exxon Mobil Corp.	204,615	17,699
Hess Corp.	158,800	10,309
Marathon Petroleum Corp.	81,300	3,378
Noble Energy, Inc.	27,300	2,666
Occidental Petroleum Corp.	67,400	7,035
Range Resources Corp.	29,800	1,898
Southwestern Energy Co.*	67,000	2,215

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT RESEARCH FUND, INC. - CLASSIC STOCK FUND February 29, 2012

Investments	Shares	Fair Value (000)

Oil, Gas & Consumable Fuels (continued)
Suncor Energy, Inc. (Canada) (a)	252,993	$9,093

Total		96,423

Pharmaceuticals 5.42%
Abbott Laboratories	118,300	6,697
Johnson & Johnson	262,800	17,103
Merck & Co., Inc.	240,600	9,184
Pfizer, Inc.	808,800	17,065

Total		50,049

Real Estate Investment Trusts 0.78%
Host Hotels & Resorts, Inc.	455,661	7,190

Road & Rail 2.38%
Hertz Global Holdings, Inc.*	465,000	6,649
Union Pacific Corp.	139,300	15,358

Total		22,007

Semiconductors & Semiconductor Equipment 2.37%
Broadcom Corp. Class A*	90,700	3,369
Intel Corp.	328,600	8,833
Micron Technology, Inc.*	629,000	5,378
Texas Instruments, Inc.	129,900	4,332

Total		21,912

Software 3.98%
Activision Blizzard, Inc.	31,126	372
Adobe Systems, Inc.*	224,253	7,376
Microsoft Corp.	475,500	15,093
Oracle Corp.	238,000	6,966
VMware, Inc. Class A*	70,100	6,932

Total		36,739

Specialty Retail 2.42%
Dick’s Sporting Goods, Inc.	254,825	11,406
Home Depot, Inc. (The)	229,100	10,898

Total		22,304

Textiles, Apparel & Luxury Goods 0.66%
Coach, Inc.	51,900	3,884
PVH Corp.	25,500	2,168

Total		6,052

Tobacco 0.75%
Altria Group, Inc.	231,000	6,953

Total Common Stocks (cost $652,316,089)		888,401

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)
LORD ABBETT RESEARCH FUND, INC. - CLASSIC STOCK FUND February 29, 2012

Investments	Principal Amount (000)	Fair Value (000)

SHORT-TERM INVESTMENT 2.27%

Repurchase Agreement
Repurchase Agreement dated 2/29/2012, 0.01% due 3/1/2012 with Fixed Income Clearing Corp. collateralized by $21,365,000 of Federal National Mortgage Assoc. at 0.55% due 8/23/2013; value: $21,391,706; proceeds: $20,968,334 (cost $20,968,328)	$20,968	$20,968

Total Investments in Securities 98.50% (cost $673,284,417)		909,369

Other Assets in Excess of Liabilities 1.50%		13,868

Net Assets 100.00%		$923,237

*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)
LORD ABBETT RESEARCH FUND, INC.- GROWTH OPPORTUNITIES FUND February 29, 2012

Investments	Shares	Fair Value (000)

COMMON STOCKS 98.96%

Aerospace & Defense 1.39%
Rockwell Collins, Inc.	44,112	$2,615
Spirit AeroSystems Holdings, Inc. Class A*	273,267	6,548

Total		9,163

Auto Components 1.91%
BorgWarner, Inc.*	124,479	10,312
Gentex Corp.	95,045	2,248

Total		12,560

Automobiles 1.39%
Harley-Davidson, Inc.	195,562	9,109

Biotechnology 0.50%
Onyx Pharmaceuticals, Inc.*	86,303	3,307

Building Products 0.75%
Lennox International, Inc.	125,511	4,911

Capital Markets 2.57%
Affiliated Managers Group, Inc.*	92,252	9,815
Invesco Ltd.	285,487	7,071

Total		16,886

Chemicals 4.99%
Albemarle Corp.	119,600	7,956
Ashland, Inc.	114,450	7,275
Celanese Corp. Series A	107,522	5,115
Eastman Chemical Co.	120,510	6,523
Huntsman Corp.	132,902	1,815
Westlake Chemical Corp.	67,743	4,080

Total		32,764

Commercial Services & Supplies 0.79%
Dun & Bradstreet Corp. (The)	62,765	5,188

Communications Equipment 2.14%
Aruba Networks, Inc.*	16,424	355
Ciena Corp.*	169,851	2,534
F5 Networks, Inc.*	72,294	9,034
Finisar Corp.*	105,442	2,139

Total		14,062

Computers & Peripherals 3.44%
Fortinet, Inc.*	194,909	5,272
NCR Corp.*	468,088	10,167
Teradata Corp.*	107,277	7,139

Total		22,578

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT RESEARCH FUND, INC.- GROWTH OPPORTUNITIES FUND February 29, 2012

Investments	Shares	Fair Value (000)

Construction & Engineering 1.87%
Chicago Bridge & Iron Co. NV (Netherlands)(a)	149,342	$6,947
Fluor Corp.	87,740	5,307

Total		12,254

Consumer Finance 1.04%
Discover Financial Services	227,044	6,814

Containers & Packaging 1.07%
Rock-Tenn Co. Class A	99,309	7,000

Diversified Financial Services 1.29%
Moody’s Corp.	219,308	8,468

Electrical Equipment 4.54%
AMETEK, Inc.	188,959	8,995
Cooper Industries plc	158,859	9,725
General Cable Corp.*	75,567	2,340
Rockwell Automation, Inc.	109,949	8,794

Total		29,854

Electronic Equipment, Instruments & Components 1.09%
IPG Photonics Corp.*	68,678	3,614
Trimble Navigation Ltd.*	69,907	3,516

Total		7,130

Energy Equipment & Services 5.03%
Atwood Oceanics, Inc.*	122,172	5,810
Cameron International Corp.*	175,117	9,756
GulfMark Offshore, Inc. Class A*	116,751	5,866
McDermott International, Inc.*	430,566	5,623
Nabors Industries Ltd.*	275,603	6,003

Total		33,058

Food & Staples Retailing 1.19%
Whole Foods Market, Inc.	97,011	7,833

Food Products 0.86%
Green Mountain Coffee Roasters, Inc.*	86,950	5,649

Health Care Equipment & Supplies 2.60%
Gen-Probe, Inc.*	81,714	5,579
IDEXX Laboratories, Inc.*	73,108	6,269
Intuitive Surgical, Inc.*	10,183	5,210

Total		17,058

Health Care Providers & Services 3.63%
Cigna Corp.	88,619	3,909
DaVita, Inc.*	84,478	7,312
Laboratory Corp. of America Holdings*	38,593	3,469

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT RESEARCH FUND, INC.- GROWTH OPPORTUNITIES FUND February 29, 2012

Investments	Shares	Fair Value (000)

Health Care Providers & Services (continued)
Mednax, Inc.*	123,352	$9,176

Total		23,866

Health Care Technology 1.48%
SXC Health Solutions Corp.*	137,254	9,718

Hotels, Restaurants & Leisure 3.34%
Marriott International, Inc. Class A	188,541	6,651
MGM Resorts International*	400,712	5,518
Starwood Hotels & Resorts Worldwide, Inc.	181,389	9,777

Total		21,946

Household Durables 1.20%
Tempur-Pedic International, Inc.*	99,801	7,884

Information Technology Services 0.82%
VeriFone Systems, Inc.*	113,053	5,414

Life Sciences Tools & Services 1.78%
Agilent Technologies, Inc.*	267,682	11,676

Machinery 6.88%
Dover Corp.	165,154	10,573
Eaton Corp.	118,242	6,171
Flowserve Corp.	92,366	10,952
IDEX Corp.	178,037	7,442
Joy Global, Inc.	57,718	5,019
SPX Corp.	69,304	5,069

Total		45,226

Media 1.29%
Discovery Communications, Inc. Class A*	181,964	8,489

Metals & Mining 0.59%
Walter Energy, Inc.	59,962	3,887

Multi-Line Retail 1.18%
Macy’s, Inc.	204,432	7,762

Oil, Gas & Consumable Fuels 6.56%
Concho Resources, Inc.*	96,215	10,279
Continental Resources, Inc.*	81,752	7,413
Denbury Resources, Inc.*	245,897	4,896
Pioneer Natural Resources Co.	89,573	9,821
Range Resources Corp.	34,495	2,197
Whiting Petroleum Corp.*	144,897	8,497

Total		43,103

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT RESEARCH FUND, INC.- GROWTH OPPORTUNITIES FUND February 29, 2012

Investments	Shares	Fair Value (000)

Paper & Forest Products 1.11%
International Paper Co.	206,746	$7,267

Pharmaceuticals 1.18%
Watson Pharmaceuticals, Inc.*	133,122	7,764

Professional Services 0.88%
Robert Half International, Inc.	202,716	5,763

Real Estate Investment Trusts 0.75%
Weyerhaeuser Co.	236,682	4,944

Real Estate Management & Development 1.22%
CBRE Group, Inc.*	436,735	8,005

Road & Rail 0.39%
Kansas City Southern*	36,745	2,557

Semiconductors & Semiconductor Equipment 5.26%
Altera Corp.	133,804	5,145
Analog Devices, Inc.	149,761	5,872
Cavium, Inc.*	140,832	5,032
Cypress Semiconductor Corp.*	290,213	5,006
NVIDIA Corp.*	279,957	4,241
Silicon Laboratories, Inc.*	148,493	6,652
Xilinx, Inc.	70,796	2,615

Total		34,563

Software 8.21%
ANSYS, Inc.*	98,531	6,225
Ariba, Inc.*	203,267	6,397
BroadSoft, Inc.*	143,914	5,234
Citrix Systems, Inc.*	187,000	13,976
Concur Technologies, Inc.*	55,496	3,272
Nuance Communications, Inc.*	121,390	3,146
Red Hat, Inc.*	173,758	8,594
Synchronoss Technologies, Inc.*	96,680	3,235
TIBCO Software, Inc. *	132,379	3,835

Total		53,914

Specialty Retail 7.01%
Dick’s Sporting Goods, Inc.	182,754	8,180
Guess?, Inc.	222,364	7,705
Limited Brands, Inc.	188,457	8,769
Ross Stores, Inc.	162,257	8,653
Tiffany & Co.	70,814	4,604
Tractor Supply Co.	95,426	8,156

Total		46,067

Textiles, Apparel & Luxury Goods 3.75%
Deckers Outdoor Corp.*	74,485	5,568
Hanesbrands, Inc.*	240,851	6,920

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)
LORD ABBETT RESEARCH FUND, INC.- GROWTH OPPORTUNITIES FUND February 29, 2012

Investments	Shares	Fair Value (000)

Textiles, Apparel & Luxury Goods (continued)
Michael Kors Holdings Ltd. (Hong Kong)*(a)	39,001	$1,687
PVH Corp.	95,703	8,136
Vera Bradley, Inc.*	62,451	2,292

Total		24,603

Total Common Stocks (cost $534,444,492)		650,064

	Principal Amount (000)

SHORT-TERM INVESTMENT 0.52%

Repurchase Agreement
Repurchase Agreement dated 2/29/2012, 0.01% due 3/1/2012 with Fixed Income Clearing Corp. collateralized by $3,490,000 of Federal National Mortgage Assoc. at 0.55% due 8/23/2013 value:
$3,494,363; proceeds: $3,421,676 (cost $3,421,675)	$3,422	3,422

Total Investments in Securities 99.48% (cost $537,866,167)		653,486

Other Assets in Excess of Liabilities 0.52%		3,399

Net Assets 100.00%		$656,885

*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)
LORD ABBETT RESEARCH FUND, INC. - SMALL CAP VALUE FUND February 29, 2012

Investments	Shares	Fair Value (000)

COMMON STOCKS 99.36%

Aerospace & Defense 2.59%
AAR Corp.	1,404,564	$30,971
Hexcel Corp.*	1,326,773	33,527
Moog, Inc. Class A*	856,562	37,612

Total		102,110

Air Freight & Logistics 1.34%
Atlas Air Worldwide Holdings, Inc.*	609,000	25,956
Hub Group, Inc. Class A*	761,945	27,148

Total		53,104

Capital Markets 0.75%
Stifel Financial Corp.*	792,800	29,754

Chemicals 4.21%
Cabot Corp.	2,088,400	84,601
Koppers Holdings, Inc.(a)	1,179,100	44,370
Olin Corp.	1,776,900	37,368

Total		166,339

Commercial Banks 9.08%
City National Corp.	790,700	37,163
Columbia Banking System, Inc.	1,719,176	36,361
CVB Financial Corp.	3,639,800	39,201
First Financial Bancorp	1,664,300	27,245
IBERIABANK Corp.	749,200	39,737
PacWest Bancorp	1,513,800	32,955
Signature Bank*	712,674	42,304
Susquehanna Bancshares, Inc.	3,517,800	32,610
SVB Financial Group*	578,200	34,276
Texas Capital Bancshares, Inc.*	1,088,154	36,877

Total		358,729

Commercial Services & Supplies 0.63%
Korn/Ferry International*	1,569,000	25,057

Construction & Engineering 3.02%
Chicago Bridge & Iron Co. NV
(Netherlands)(b)	1,748,300	81,331
EMCOR Group, Inc.	1,367,400	38,014

Total		119,345

Containers & Packaging 2.62%
AptarGroup, Inc.	559,300	29,520
Greif, Inc. Class A	754,187	38,622
Silgan Holdings, Inc.	827,354	35,179

Total		103,321

Electrical Equipment 1.70%
II-VI, Inc.*	1,514,962	35,435

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT RESEARCH FUND, INC. - SMALL CAP VALUE FUND February 29, 2012

Investments	Shares	Fair Value (000)

Electrical Equipment (continued)
Regal Beloit Corp.	471,960	$31,857

Total		67,292

Electronic Equipment, Instruments & Components 6.31%
Anixter International, Inc.*	750,302	52,176
Cognex Corp.	682,100	29,085
Coherent, Inc.*	784,700	43,535
Littelfuse, Inc.	1,009,853	53,451
Rogers Corp.*	627,035	23,257
ScanSource, Inc.*	1,294,127	47,883

Total		249,387

Energy Equipment & Services 5.90%
Bristow Group, Inc.	696,169	32,866
C&J Energy Services, Inc.*	1,248,900	25,378
GulfMark Offshore, Inc.
Class A*	754,477	37,905
Key Energy Services, Inc.*	2,486,300	42,416
Lufkin Industries, Inc.	331,100	26,369
Superior Energy Services, Inc.*	2,327,726	68,295

Total		233,229

Food & Staples Retailing 0.54%
United Natural Foods, Inc.*	470,500	21,417

Food Products 0.75%
Dole Food Co., Inc.*	3,111,226	29,806

Gas Utilities 0.80%
New Jersey Resources Corp.	673,700	31,455

Health Care Equipment & Supplies 1.29%
Haemonetics Corp.*	462,400	30,995
Hill-Rom Holdings, Inc.	582,700	19,794

Total		50,789

Health Care Providers & Services 2.68%
Centene Corp.*	885,624	43,219
IPC The Hospitalist Co., Inc.*	588,538	21,405
Mednax, Inc.*	552,400	41,093

Total		105,717

Hotels, Restaurants & Leisure 2.56%
Cheesecake Factory, Inc. (The)*	1,191,900	35,328
Gaylord Entertainment Co.*	1,025,192	30,510
Orient-Express Hotels Ltd.
Class A*	3,576,200	35,368

Total		101,206

Information Technology Services 2.80%
Exlservice Holdings, Inc.*	210,728	5,863
FleetCor Technologies, Inc.*	1,310,024	48,510

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT RESEARCH FUND, INC. - SMALL CAP VALUE FUND February 29, 2012

Investments	Shares	Fair Value (000)

Information Technology Services (continued)
MAXIMUS, Inc.	1,346,178	$56,149

Total		110,522

Insurance 3.23%
Alterra Capital Holdings Ltd.	2,212,680	50,803
Navigators Group, Inc. (The)*(a)	831,200	39,075
Validus Holdings Ltd.	1,233,400	37,606

Total		127,484

Life Sciences Tools & Services 1.01%
PAREXEL International Corp.*	1,629,100	39,880

Machinery 4.57%
Kennametal, Inc.	793,200	36,543
Titan International, Inc.	1,660,600	40,917
TriMas Corp.*	1,716,801	41,598
WABCO Holdings, Inc.*	709,200	42,190
Watts Water Technologies, Inc.
Class A	489,300	19,347

Total		180,595

Marine 0.73%
Kirby Corp.*	417,500	28,649

Media 0.75%
Cinemark Holdings, Inc.	1,407,800	29,451

Metals & Mining 2.61%
Compass Minerals International, Inc.	420,500	30,297
Reliance Steel & Aluminum Co.	952,000	51,142
RTI International Metals, Inc.*	958,922	21,614

Total		103,053

Oil, Gas & Consumable Fuels 1.34%
Berry Petroleum Co. Class A	498,000	26,872
Sanchez Energy Corp.*	1,094,100	26,182

Total		53,054

Pharmaceuticals 1.24%
Par Pharmaceutical Cos., Inc.*	1,318,700	48,937

Professional Services 1.52%
FTI Consulting, Inc.*	770,300	30,866
TrueBlue, Inc.*	1,754,900	29,061

Total		59,927

Real Estate Investment Trusts 5.14%
Alexandria Real Estate Equities, Inc.	382,800	27,443
Brandywine Realty Trust	2,763,400	29,873
Duke Realty Corp.	2,071,700	28,755

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT RESEARCH FUND, INC. - SMALL CAP VALUE FUND February 29, 2012

Investments	Shares	Fair Value (000)

Real Estate Investment Trusts (continued)
Entertainment Properties Trust	1,061,700	$48,307
Pebblebrook Hotel Trust	1,996,400	42,783
Weingarten Realty Investors	1,044,100	25,998

Total		203,159

Road & Rail 4.71%
Genesee & Wyoming, Inc. Class A*	559,626	33,253
Heartland Express, Inc.	2,469,914	35,740
Knight Transportation, Inc.	2,046,900	35,063
Ryder System, Inc.	1,071,300	57,025
Werner Enterprises, Inc.	1,033,400	25,029

Total		186,110

Semiconductors & Semiconductor Equipment 5.50%
Cabot Microelectronics Corp.*	588,878	29,591
Diodes, Inc.*	1,544,600	38,368
Hittite Microwave Corp.*	655,500	37,481
PMC-Sierra, Inc.*	4,171,400	28,657
Silicon Laboratories, Inc.*	907,400	40,652
Teradyne, Inc.*	2,597,200	42,646

Total		217,395

Software 1.21%
Jack Henry & Associates, Inc.	1,416,800	47,803

Specialty Retail 7.55%
Ascena Retail Group, Inc.*	1,215,261	46,909
Children’s Place Retail Stores, Inc. (The)*	640,800	32,521
Express, Inc.*	1,370,400	32,615
Genesco, Inc.*	616,500	42,008
Jos. A. Bank Clothiers, Inc.*	622,000	32,027
Men’s Wearhouse, Inc. (The)	761,700	29,501
Penske Automotive Group, Inc.	1,919,800	46,229
Rent-A-Center, Inc.	1,029,000	36,447

Total		298,257

Textiles, Apparel & Luxury Goods 0.78%
Crocs, Inc.*	1,575,200	30,953

Thrifts & Mortgage Finance 1.28%
People’s United Financial, Inc.	2,652,548	33,395
Washington Federal, Inc.	1,063,200	17,224

Total		50,619

Trading Companies & Distributors 6.62%
Applied Industrial Technologies, Inc.	957,300	38,455
Beacon Roofing Supply, Inc.*	1,690,600	39,864
GATX Corp.	1,246,650	54,217
RSC Holdings, Inc.*	1,841,800	41,017
TAL International Group, Inc.	1,300,700	46,877

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)
LORD ABBETT RESEARCH FUND, INC. - SMALL CAP VALUE FUND February 29, 2012

Investments	Shares	Fair Value (000)

Trading Companies & Distributors (continued)
WESCO International, Inc.*	651,600	$40,979

Total		261,409

Total Common Stocks (cost $2,958,536,586)		3,925,314

	Principal Amount (000)

SHORT-TERM INVESTMENT 0.71%

Repurchase Agreement
Repurchase Agreement dated 2/29/2012, 0.01% due 3/1/2012 with Fixed Income Clearing Corp. collateralized by $28,215,000 of Federal National Mortgage Assoc. at 0.55% due 8/23/2013 and $365,000 of U.S. Treasury Note at 0.125% due 8/31/2013 value: $28,614,356; proceeds: $28,049,373 (cost $28,049,365)	$28,049	28,049

Total Investments in Securities 100.07% (cost $2,986,585,951)		3,953,363

Liabilities in Excess of Other Assets (0.07)%		(2,770)

Net Assets 100.00%		$3,950,593

*	Non-income producing security.
(a)	Affiliated issuer (holding represents 5% or more of the underlying issuer’s outstanding voting shares). (See Note 4).
(b)	Foreign security traded in U.S. dollars.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1.	ORGANIZATION

Lord Abbett Research Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company and was incorporated under Maryland law on April 6, 1992. The Company currently consists of four separate funds (separately, a “Fund” and collectively, the “Funds”): Lord Abbett Capital Structure Fund (“Capital Structure Fund”), Lord Abbett Classic Stock Fund (“Classic Stock Fund”), Lord Abbett Growth Opportunities Fund (“Growth Opportunities Fund”) and Small-Cap Value Series (“Small Cap Value Fund”).

Capital Structure Fund’s investment objective is to seek current income and capital appreciation. Classic Stock Fund’s investment objective is growth of capital and growth of income consistent with reasonable risk. Growth Opportunities Fund’s investment objective is capital appreciation. Small Cap Value Fund’s investment objective is long-term capital appreciation.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)

Investment Valuation-Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange LLC. Each Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Fixed income securities are valued at the mean between the bid and asked prices on the basis of prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and the independent pricing services’ own electronic data processing techniques. Exchange-traded options and futures contracts are valued at the last sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and asked prices is used. Floating rate loans are valued at the average of bid and ask quotations obtained from dealers in loans on the basis of prices supplied by independent pricing services. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Directors. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)	Security Transactions-Security transactions are recorded as of the date that the securities are purchased or sold (trade date).

(c)

Foreign Transactions-The books and records of each Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in each Fund’s records at the rate prevailing when earned or recorded.

The Fund uses foreign currency exchange contracts to facilitate transactions in foreign denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

(d)

When-Issued or Forward Transactions-Each Fund may purchase portfolio securities on a when-issued or forward basis. When-issued or forward transactions involve a commitment by a Fund to purchase securities, with payment and delivery (“settlement”) to take place in the future, in order to secure what is considered to be an advantageous price or yield at the time of entering into the transaction. During the period between purchase and settlement, the fair value of the securities will fluctuate and assets consisting of cash and/or marketable securities (normally short-term U.S. Government or U.S. Government sponsored enterprise securities) marked to market daily in an amount sufficient to make payment at settlement will be segregated at each Fund’s custodian in order to pay for the commitment. At the time each Fund makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the liability for the purchase and fair value of the security in determining its net asset value. Each Fund, generally, has the ability to close out a purchase obligation on or before the settlement date rather than take delivery of the security. Under no circumstances will settlement for such securities take place more than 120 days after the purchase date.

(e)

Repurchase Agreements-Each Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. Each Fund requires at all

Notes to Schedule of Investments (unaudited)(continued)

times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, a Fund may incur a loss upon disposition of the securities.

(f)

Floating Rate Loans-Capital Structure Fund may invest in floating rate loans, which usually take the form of loan participations and assignments. Loan participations and assignments are agreements to make money available to U.S. or foreign corporations, partnerships or other business entities (the “Borrower”) in a specified amount, at a specified rate and within a specified time. A loan is typically originated, negotiated and structured by a U.S. or foreign bank, insurance company or other financial institution (the “Agent”) for a group of loan investors (“Loan Investors”). The Agent typically administers and enforces the loan on behalf of the other Loan Investors in the syndicate and may hold any collateral on behalf of the Loan Investors. Such loan participations and assignments are typically senior, secured and collateralized in nature. A Fund records an investment when the Borrower withdraws money and records interest as earned. These loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or London InterBank Offered Rate (“LIBOR”).

The loans in which the Fund invests may be subject to some restrictions on resale. For example, the Fund may be contractually obligated to receive approval from the Agent and/or Borrower prior to the sale of these investments. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the Borrower. As a result, the Fund assumes the credit risk of the Borrower, the selling participant and any other persons interpositioned between the Fund and the Borrower (“Intermediate Participants”). In the event that the Borrower, selling participant or Intermediate Participants become insolvent or enter into bankruptcy, the Fund may incur certain costs and delays in realizing payment or may suffer a loss of principal and/or interest.

Unfunded commitments represent the remaining obligation of the Fund to the Borrower. At any point in time, up to the maturity date of the issue, the Borrower may demand the unfunded portion. As of February 29, 2012, Capital Structure Fund had no unfunded loan commitments.

(g)

Fair Value Measurements-Fair value is defined as the price that each Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

•	Level 1 - unadjusted quoted prices in active markets for identical investments;

•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 - significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Notes to Schedule of Investments (unaudited)(continued)

The following is a summary of the inputs used as of February 29, 2012 in valuing each Fund’s investments carried at fair value:

	Capital Structure Fund				Classic Stock Fund
					Level 1	Level 2	Level 3	Total
Investment Type*	Level 1	Level 2	Level 3	Total	(000)	(000)	(000)	(000)
Common Stocks	$635,632,356	$—	$—	$635,632,356	$888,401	$—	$—	$888,401
Contingent Value Right	52,000	—	—	52,000	—	—	—	—
Convertible Bonds	—	77,550,250	—	77,550,250	—	—	—	—
Convertible Preferred Stocks	43,689,105	19,313,750	—	63,002,855	—	—	—	—
Floating Rate Loans	—	2,466,487	—	2,466,487	—	—	—	—
Foreign Common Stocks	45,951,686	—	—	45,951,686	—	—	—	—
High Yield Corporate Bonds	—	256,799,329	400	256,799,729	—	—	—	—
Preferred Stock	183,450	—	—	183,450	—	—	—	—
Warrants	—	482,905	—	482,905	—	—	—	—
Repurchase Agreement	—	6,478,510	—	6,478,510	—	20,968	—	20,968
Total	$725,508,597	$363,091,231	$400	$1,088,600,228	$888,401	$20,968	$—	$909,369

	Growth Opportunities Fund				Small Cap Value Fund
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Investment Type*	(000)	(000)	(000)	(000)	(000)	(000)	(000)	(000)
Common Stocks	$650,064	$—	$—	$650,064	$3,925,314	$—	$—	$3,925,314
Repurchase Agreement	—	3,422	—	3,422	—	28,049	—	28,049
Total	$650,064	$3,422	$—	$653,486	$3,925,314	$28,049	$—	$3,953,363

*	See Schedule of Investments for fair values in each industry.

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	High Yield Corporate Bonds

Balance as of December 1, 2011	$400
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation/depreciation	—
Net purchase (sales)	—
Net transfers in or out of Level 3	—

Balance as of February 29, 2012	$400

Notes to Schedule of Investments (unaudited)(concluded)

3.	FEDERAL TAX INFORMATION

As of February 29, 2012, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follows:

	Capital Structure Fund	Classic Stock Fund

Tax cost	$947,737,347	$677,448,314

Gross unrealized gain	195,110,548	257,088,465
Gross unrealized loss	(54,247,667)	(25,167,393)

Net unrealized security gain	$140,862,881	$231,921,072

	Growth Opportunities Fund	Small Cap Value Fund

Tax cost	$541,470,483	$2,985,905,654

Gross unrealized gain	120,340,754	1,000,581,333
Gross unrealized loss	(8,325,166)	(33,124,230)

Net unrealized security gain	$112,015,588	$967,457,103

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to the tax treatment of certain securities, premium amortization and wash sales.

4.	TRANSACTIONS WITH AFFILIATED ISSUERS

An affiliated issuer is one in which a Fund has ownership of at least 5% of the outstanding voting securities of the underlying issuer at any point during the fiscal year. Small Cap Value Fund had the following transactions with affiliated issuers during the period ended February 29, 2012:

Affiliated Issuer	Balance of Shares Held at 11/30/2011	Gross Additions	Gross Sales	Balance of Shares Held at 2/29/2012	Value at 2/29/2012	Net Realized Gain (Loss) 12/1/2011 to 2/29/2012(a)	Dividend Income 12/1/2011 to 2/29/2012(a)

Koppers Holdings, Inc.	1,203,100	—	(24,000)	1,179,100	$44,369,533	$339,525	$282,984
Navigators Group, Inc.	839,600	—	(8,400)	831,200	39,074,712	(40,437)	—
ScanSource, Inc.(b)	1,547,727	65,800	(319,400)	1,294,127	—	1,028,920	—
TriMas Corp.(b)	1,734,101	—	(17,300)	1,716,801	—	(12,314)	—

Total					$83,444,245	$1,315,694	$282,984

(a)	Represents realized gains (losses) and dividend income earned only when the issuer was an affiliate of the Fund.
(b)	No longer an affiliated issuer as of February 29, 2012.

Item 2: Controls and Procedures.

(a)

Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3: Exhibits.

Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT RESEARCH FUND, INC.

By:	/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer and Chairman

Date: April 26, 2012
By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: April 26, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer and Chairman

Date: April 26, 2012
By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: April 26, 2012